                             METLIFE ACCESS ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 28, 2014
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 for MetLife Access Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

  AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Dynamic Capital Appreciation Portfolio
  Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Developing Markets VIP Fund
  Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Large Cap Growth Portfolio -- Class I ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Small Cap Growth Portfolio -- Class I
  Legg Mason Investment Counsel Variable Social Awareness Portfolio MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B
  Invesco Mid Cap Value Portfolio -- Class B
  Lord Abbett Bond Debenture Portfolio -- Class A
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
  WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Frontier Mid Cap Growth Portfolio -- Class D
  MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A
  WMC Balanced Portfolio -- Class A
  WMC Core Equity Opportunities Portfolio -- Class A

Certain Variable Funding Options have been subject to a name change, merger or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGE


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(1)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


Mortality & Expense Risk Charge..............   1.25%(2)
Administrative Expense Charge................ 0.15%
Total Annual Separate Account Charges........ 1.40%

------------
(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(2)   We will waive the following amounts of the Mortality & Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio. We will also waive an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following Portfolios: 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B; 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B; 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 804-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.60%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.52%     0.25%            0.03%
 American Funds Growth Fund.......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund................    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................    0.55%     0.25%            0.09%
 Dynamic Capital Appreciation Portfolio...........    0.55%     0.25%            0.22%
 Mid Cap Portfolio................................    0.55%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund............    1.10%     0.25%            0.25%
 Templeton Foreign VIP Fund.......................    0.64%     0.25%            0.14%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio -- Class I............................    0.70%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................    0.65%       --             0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................    0.75%       --             0.08%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................    0.71%       --             0.18%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.09%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.60%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.59%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B           0.65%     0.25%            0.05%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................    0.51%       --             0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.......................................    0.87%       --             0.15%
 MFS(R) Research International Portfolio --
  Class B+........................................    0.68%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................    0.64%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%     0.25%            0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --             0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio -- Class A................    0.65%       --             0.05%
 Pioneer Strategic Income Portfolio --
  Class A.........................................    0.57%       --             0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%            0.02%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --             0.80%
 American Funds Growth Fund.......................   --             0.60%       --             0.60%
 American Funds Growth-Income Fund................   --             0.54%       --             0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................   --             0.89%       --             0.89%
 Dynamic Capital Appreciation Portfolio...........   --             1.02%       --             1.02%
 Mid Cap Portfolio................................   --             0.89%       --             0.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund............   --             1.60%       --             1.60%
 Templeton Foreign VIP Fund.......................   --             1.03%       --             1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................   --             0.79%     0.00%            0.79%
 ClearBridge Variable Appreciation
  Portfolio -- Class I............................   --             0.75%     0.00%            0.75%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................   --             0.85%     0.00%            0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................   --             0.73%     0.00%            0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................   --             0.83%     0.00%            0.83%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................   --             0.89%     0.00%            0.89%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.77%       --             0.77%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.65%       --             0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.61%     0.00%            0.61%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.83%     0.02%            0.81%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%            0.82%
 Invesco Mid Cap Value Portfolio -- Class B        0.08%            1.03%     0.02%            1.01%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................   --             0.54%       --             0.54%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.......................................   --             1.02%     0.01%            1.01%
 MFS(R) Research International Portfolio --
  Class B+........................................   --             1.00%     0.06%            0.94%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................   --             0.94%     0.01%            0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             1.00%     0.03%            0.97%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --             0.55%     0.00%            0.55%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%       --             0.76%
 Pioneer Fund Portfolio -- Class A................   --             0.70%     0.04%            0.66%
 Pioneer Strategic Income Portfolio --
  Class A.........................................   --             0.63%       --             0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%       --             0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................   --             0.74%       --             0.74%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Third Avenue Small Cap Value Portfolio --
  Class B........................................    0.73%     0.25%            0.03%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.59%     0.15%            0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --             0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%            0.03%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.04%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.80%       --             0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.48%     0.25%            0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --             0.02%
 WMC Balanced Portfolio -- Class A...............    0.46%       --             0.05%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --           0.02%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 Third Avenue Small Cap Value Portfolio --
  Class B........................................      --          1.01%     0.02%              0.99%
 WMC Large Cap Research Portfolio --
  Class E........................................      --          0.77%     0.05%              0.72%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................      --          0.35%     0.00%              0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................      --          0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class A........................................      --          0.35%     0.02%              0.33%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................      --          0.85%     0.01%              0.84%
 MetLife Stock Index Portfolio -- Class B........      --          0.52%     0.01%              0.51%
 MFS(R) Total Return Portfolio -- Class F........      --          0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class A...............      --          0.72%     0.14%              0.58%
 Neuberger Berman Genesis Portfolio --
  Class A........................................      --          0.83%     0.01%              0.82%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................      --          0.88%     0.01%              0.87%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................      --          0.77%       --               0.77%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........      --          0.49%     0.01%              0.48%
 WMC Balanced Portfolio -- Class A...............      --          0.51%     0.00%              0.51%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................      --          0.72%     0.11%              0.61%

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 804-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:

            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio                                                                      Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Developing Markets VIP        Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   capital.                                LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   Current income is a secondary           LLC
                                        objective.                              Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

            UNDERLYING FUND                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- -------------------------------------
Legg Mason Investment Counsel           Seeks capital appreciation and            Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio    retention of net investment income.       LLC
                                                                                  Subadviser: Legg Mason Investment
                                                                                  Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --       Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                                consistent with income generation         Subadviser: BlackRock Financial
                                        and prudent investment management.        Management, Inc.
Clarion Global Real Estate              Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current     LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --           Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                          Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                                equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.
Lord Abbett Bond Debenture              Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                   opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                        to produce a high total return.
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B+                                                            Subadviser: Massachusetts Financial
                                                                                  Services Company
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Oppenheimer Funds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                      by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income        Inc.
                                           is a secondary objective.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                    by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income        Inc.
                                           is a secondary objective.
Third Avenue Small Cap Value               Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: Third Avenue
                                                                                     Management LLC
WMC Large Cap Research                     Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                                Subadviser: Wellington Management
                                                                                     Company, LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --         Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                   primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                   consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company, LLP

        UNDERLYING FUND                  INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
------------------------------- -------------------------------------- ----------------------------------
WMC Core Equity Opportunities   Seeks to provide a growing stream of   MetLife Advisers, LLC
 Portfolio -- Class A           income over time and, secondarily,     Subadviser: Wellington Management
                                long-term capital appreciation and     Company, LLP
                                current income.

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change, merger or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, ClearBridge Variable Small Cap Growth Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Neuberger Berman Genesis Portfolio and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING

FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; -any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer -policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of

MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS

The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                      FORMER NAME                                             NEW NAME
------------------------------------------------------ -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Developing Markets Securities Fund          Templeton Developing Markets VIP Fund
 Templeton Foreign Securities Fund                     Templeton Foreign VIP Fund
MET INVESTORS SERIES TRUST                             MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio                    WMC Large Cap Research Portfolio
 Janus Forty Portfolio                                 ClearBridge Aggressive Growth Portfolio II
 Lord Abbett Mid Cap Value Portfolio                   Invesco Mid Cap Value Portfolio
METROPOLITAN SERIES FUND                               METROPOLITAN SERIES FUND
 BlackRock Diversified Portfolio                       WMC Balanced Portfolio
 Davis Venture Value Portfolio                         WMC Core Equity Opportunities Portfolio

UNDERLYING FUND MERGER
The following former Underlying Fund merged with and into the new Underlying
Fund.


         FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
--------------------------------------------- ----------------------------------------
MET INVESTORS SERIES TRUST                    MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II   ClearBridge Aggressive Growth Portfolio

UNDERLYING FUND SUBSTITUTION
The following former Underlying Fund was replaced by the new Underlying Fund.


               FORMER UNDERLYING FUND/TRUST                            NEW UNDERLYING FUND/TRUST
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio (Class I)   T. Rowe Price Large Cap Value Portfolio (Class E)

                         METLIFE ACCESS SELECT ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 28, 2014
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 for MetLife Access Select Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
  ClearBridge Variable Aggressive Growth Portfolio
  ClearBridge Variable Appreciation Portfolio
  ClearBridge Variable Large Cap Growth Portfolio
  ClearBridge Variable Large Cap Value Portfolio
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B
  Lord Abbett Bond Debenture Portfolio -- Class A
  MFS(R) Research International Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Frontier Mid Cap Growth Portfolio -- Class D
  Jennison Growth Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class D
  Neuberger Berman Genesis Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  WMC Core Equity Opportunities Portfolio -- Class A

Certain Variable Funding Options have been subject to a name change, merger or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGE


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(1)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


Mortality & Expense Risk Charge.............. 1.25%(2)
Administrative Expense Charge................ 0.15%
Total Annual Separate Account Charges........ 1.40%

------------
(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
(2)   We will waive the following amounts of the Mortality & Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentage for the Subaccounts investing in each of the following Portfolios: 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B; 0.84%.for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B; and 0.88% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio -- Class B.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 804-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.02%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                 FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..................    0.55%         0.25%        0.09%
 Mid Cap Portfolio........................    0.55%         0.25%        0.09%



                                                             TOTAL                      NET TOTAL
                                              ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                              FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                             AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
------------------------------------------ -------------- ----------- ---------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..................      --          0.89%           --           0.89%
 Mid Cap Portfolio........................      --          0.89%           --           0.89%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio.......................................    0.70%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio.......................................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.......................................    0.65%       --             0.08%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.09%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.60%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.59%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%            0.02%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................    0.51%       --             0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.......................................    0.87%       --             0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.68%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................    0.64%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%     0.25%            0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio -- Class A................    0.65%       --             0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%            0.02%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A.........................................    0.33%       --             0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................    0.69%       --             0.02%
 BlackRock Money Market Portfolio --
  Class A.........................................    0.33%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................    0.72%     0.10%            0.03%
 Jennison Growth Portfolio -- Class B.............    0.60%     0.25%            0.02%
 MetLife Stock Index Portfolio -- Class B.........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F.........    0.55%     0.20%            0.04%
 MFS(R) Value Portfolio -- Class D................    0.70%     0.10%            0.02%
 Neuberger Berman Genesis Portfolio --
  Class A.........................................    0.80%       --             0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B............................    0.60%     0.25%            0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B............................    0.48%     0.25%            0.04%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++............    0.60%     0.25%            0.06%
 WMC Core Equity Opportunities
  Portfolio -- Class A............................    0.70%       --           0.02%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- -----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................   --             0.79%     0.00%              0.79%
 ClearBridge Variable Appreciation
  Portfolio.......................................   --             0.75%     0.00%              0.75%
 ClearBridge Variable Large Cap Growth
  Portfolio.......................................   --             0.85%     0.00%              0.85%
 ClearBridge Variable Large Cap Value
  Portfolio.......................................   --             0.73%     0.00%              0.73%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.77%       --               0.77%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.65%       --               0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.61%     0.00%              0.61%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.83%     0.02%              0.81%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%              0.82%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................   --             0.54%       --               0.54%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.......................................   --             1.02%     0.01%              1.01%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.00%     0.06%              0.94%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................   --             0.94%     0.01%              0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             1.00%     0.03%              0.97%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class A................   --             0.70%     0.04%              0.66%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................   --             0.74%       --               0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A.........................................   --             0.35%     0.00%              0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................   --             0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class A.........................................   --             0.35%     0.02%              0.33%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................   --             0.85%     0.01%              0.84%
 Jennison Growth Portfolio -- Class B.............   --             0.87%     0.07%              0.80%
 MetLife Stock Index Portfolio -- Class B.........   --             0.52%     0.01%              0.51%
 MFS(R) Total Return Portfolio -- Class F.........   --             0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class D................   --             0.82%     0.14%              0.68%
 Neuberger Berman Genesis Portfolio --
  Class A.........................................   --             0.83%     0.01%              0.82%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B............................   --             0.88%     0.01%              0.87%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B............................   --             0.77%       --               0.77%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++............   --             0.91%     0.04%              0.87%
 WMC Core Equity Opportunities
  Portfolio -- Class A............................   --             0.72%     0.11%              0.61%

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 804-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio                             capital.                                LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,         MetLife Advisers, LLC
 Class A                               consistent with income generation       Subadviser: BlackRock Financial
                                       and prudent investment management.      Management, Inc.

           UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- --------------------------------------
Clarion Global Real Estate            Seeks total return through investment    MetLife Advisers, LLC
 Portfolio -- Class A                 in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                      both capital appreciation and current    LLC
                                      income.
ClearBridge Aggressive Growth         Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: ClearBridge Investments,
                                                                               LLC
Harris Oakmark International          Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --         Seeks capital growth and income.         MetLife Advisers, LLC
 Class B                                                                       Subadviser: Invesco Advisers, Inc.
Lord Abbett Bond Debenture            Seeks high current income and the        MetLife Advisers, LLC
 Portfolio -- Class A                 opportunity for capital appreciation     Subadviser: Lord, Abbett & Co. LLC
                                      to produce a high total return.
MFS(R) Emerging Markets Equity        Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A++                                                        Subadviser: Massachusetts Financial
                                                                               Services Company
MFS(R) Research International         Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: Massachusetts Financial
                                                                               Services Company
Morgan Stanley Mid Cap Growth         Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B++                                                        Subadviser: Morgan Stanley
                                                                               Investment Management Inc.
Oppenheimer Global Equity             Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: Oppenheimer Funds, Inc.
PIMCO Total Return Portfolio --       Seeks maximum total return,              MetLife Advisers, LLC
 Class B                              consistent with the preservation of      Subadviser: Pacific Investment
                                      capital and prudent investment           Management Company LLC
                                      management.
Pioneer Fund Portfolio -- Class A     Seeks reasonable income and capital      MetLife Advisers, LLC
                                      growth.                                  Subadviser: Pioneer Investment
                                                                               Management, Inc.
T. Rowe Price Large Cap Value         Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class B                 by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                      believed to be undervalued. Income       Inc.
                                      is a secondary objective.
T. Rowe Price Large Cap Value         Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E++               by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                      believed to be undervalued. Income       Inc.
                                      is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --    Seeks a competitive total return         MetLife Advisers, LLC
 Class A                              primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                      fixed-income securities.
BlackRock Capital Appreciation        Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --   Seeks a high level of current income     MetLife Advisers, LLC
 Class A                              consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                      capital.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B++                                 capital.                                 Management Company
WMC Core Equity Opportunities              Seeks to provide a growing stream of     MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company, LLP
                                           current income.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change, merger or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Neuberger Berman Genesis Portfolio, T. Rowe Price Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS

The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


           FORMER NAME                             NEW NAME
-------------------------------- -------------------------------------------
MET INVESTORS SERIES TRUST       MET INVESTORS SERIES TRUST
 Janus Forty Portfolio           ClearBridge Aggressive Growth Portfolio II
METROPOLITAN SERIES FUND         METROPOLITAN SERIES FUND
 Davis Venture Value Portfolio   WMC Core Equity Opportunities Portfolio

UNDERLYING FUND MERGER
The following former Underlying Fund was merged with and into the new Underlying Fund.


         FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
--------------------------------------------- ----------------------------------------
MET INVESTORS SERIES TRUST                    MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II   ClearBridge Aggressive Growth Portfolio

UNDERLYING FUND SUBSTITUTION
The following former Underlying Fund was replaced by the new Underlying Fund.


               FORMER UNDERLYING FUND/TRUST                            NEW UNDERLYING FUND/TRUST
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio (Class I)   T. Rowe Price Large Cap Value Portfolio (Class E)


                                      A-1